FUND PORTFOLIO ANALYSIS

             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 12/31/2003
                         YACKTMAN - YACKTMAN FUND (THE)
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY


                                                                                      % OF NET
QTY OR PRINCIPAL    DESCRIPTION                                    CURRENT VALUE        ASSETS

COM. STOCKS DOMESTIC
====================


     100,000.000    Altria Group, Inc.                              5,442,000.00         1.68
      25,000.000    American Express Co.                            1,205,750.00         0.37
   1,030,000.000    Americredit Corp.,                             16,407,900.00         5.05
     260,000.000    Apogent Technologies, Inc.                      5,990,400.00         1.85
      30,000.000    Bandag, Inc., Class A                           1,212,000.00         0.37
      40,000.000    Blair Corporation                                 973,600.00         0.30
      90,000.000    Block H&R, Inc.                                 4,983,300.00         1.54
     380,000.000    Bristol-Myers Squibb Co.                       10,868,000.00         3.35
     260,000.000    Clorox Co., (The)                              12,625,600.00         3.89
     150,000.000    Coca-Cola Company                               7,612,500.00         2.35
     350,000.000    Electronic Data Systems Corp.                   8,589,000.00         2.65
      70,000.000    Fannie Mae                                      5,254,200.00         1.62
     130,000.000    First Data Corp.                                5,341,700.00         1.65
     350,000.000    First Health Group Corp.                        6,811,000.00         2.10
     100,000.000    Freddie Mac                                     5,832,000.00         1.80
     380,000.000    Friedman's, Inc.                                2,549,800.00         0.79
     300,000.000    Gemstar-TV Guide International, Inc.            1,515,000.00         0.47
     480,000.000    Interpublic Group Cos., Inc.                    7,488,000.00         2.31
     180,000.000    Interstate Bakeries Corporation                 2,561,400.00         0.79
      40,000.000    Johnson & Johnson                               2,066,400.00         0.64
     700,000.000    Kraft Foods Inc.                               22,554,000.00         6.95
     390,000.000    Lancaster Colony Corp.                         17,612,400.00         5.43
   1,750,000.000    Liberty Media Corp                             20,807,500.00         6.41
      40,000.000    Lubrizol Corp., The                             1,300,800.00         0.40
      40,000.000    MBIA, Inc.                                      2,369,200.00         0.73
      50,000.000    MGIC Investment Corp.                           2,847,000.00         0.88
     100,000.000    Microsoft Corp.                                 2,754,000.00         0.85
     140,000.000    NICOR, Inc.                                     4,765,600.00         1.47
      39,200.000    National Beverage Corp.                           638,960.00         0.20
      90,000.000    Pepsico, Inc.                                   4,195,800.00         1.29
     100,000.000    Pfizer, Inc.                                    3,533,000.00         1.09
      30,000.000    Russ Berrie & Co., Inc.                         1,017,000.00         0.31
      90,000.000    Saucony, Inc., Class B                          1,559,700.00         0.48
     170,000.000    Tupperware Corp.                                2,947,800.00         0.91
     150,000.000    US Bancorp                                      4,467,000.00         1.38
      40,000.000    Washington Mutual, Inc.                         1,604,800.00         0.49

================                                                 ============================
   8,664,200.000    Total for Category:  COM. STOCKS DOMESTIC     210,304,110.00        64.79

COM. STOCKS FOREIGN
===================



     200,000.000    Cadbury Schweppes Spons ADR                     5,978,000.00         1.84
     265,000.000    Henkel KGaA Limited Partnership                19,483,913.00         6.00
     810,000.000    Tyco International Ltd.                        21,465,000.00         6.61
      65,000.000    Unilever N V NY Shares                          4,218,500.00         1.30

================                                                 ============================
   1,340,000.000    Total for Category:  COM. STOCKS FOREIGN       51,145,413.00        15.76

COMMERCIAL PAPER
================



  16,000,000.000    AMERICAN EXPRESS CP                            16,000,000.00         4.93
1.02% - 01/06/2004
  14,700,000.000    Dresdner Disc CP                               14,698,530.00         4.53
0.90%, 01/05/04

================                                                 ============================
  30,700,000.000    Total for Category:  COMMERCIAL PAPER          30,698,530.00         9.46

CORP. BONDS DOMESTIC
====================



  15,575,000.000    Fleming Cos. Inc                                3,504,375.00         1.08
10.125% due 4-1-08
  16,175,000.000    Fleming Cos. Inc                                3,639,375.00         1.12
9.25% 06/15/10

================                                                 ============================
  31,750,000.000    Total for Category:  CORP. BONDS DOMESTIC       7,143,750.00         2.20

DEMAND NOTES
============



   1,021,075.640    US BANK DN                                      1,021,075.64         0.31

================                                                 ============================
   1,021,075.640    Total for Category:  DEMAND NOTES               1,021,075.64         0.31

GOVERNMENT AGENCY
=================



  14,500,000.000    FHLB Discount Note                             14,499,818.75         4.47
0.50% 01/02/04

================                                                 ============================
  14,500,000.000    Total for Category:  GOVERNMENT AGENCY         14,499,818.75         4.47

REAL ESTATE INV TRST
====================



     400,000.000    Trizec Properties, Inc.                         6,160,000.00         1.90


================                                                 ============================
     400,000.000    Total for Category:  REAL ESTATE INV TRST       6,160,000.00         1.90
  88,375,275.640    TOTAL Portfolio                               320,972,697.39        98.88
================                                                 ============================


                            FUND PORTFOLIO ANALYSIS

             MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 12/31/2003
                       YFOC - YACKTMAN FOCUSED FUND (THE)
           ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY



                                                                                      % OF NET
QTY OR PRINCIPAL      DESCRIPTION                                  CURRENT VALUE        ASSETS

COM. STOCKS DOMESTIC
====================

     40,000.000       Altria Group, Inc.                            2,176,800.00         1.72
    460,000.000       Americredit Corp.,                            7,327,800.00         5.78
    120,000.000       Apogent Technologies, Inc.                    2,764,800.00         2.18
     35,000.000       Block H&R, Inc.                               1,937,950.00         1.53
    140,000.000       Bristol-Myers Squibb Co.                      4,004,000.00         3.16
    100,000.000       Clorox Co., (The)                             4,856,000.00         3.83
     80,000.000       Coca-Cola Company                             4,060,000.00         3.20
    110,000.000       Electronic Data Systems Corp.                 2,699,400.00         2.13
    150,000.000       First Health Group Corp.                      2,919,000.00         2.30
     85,000.000       Freddie Mac                                   4,957,200.00         3.91
    230,000.000       Friedman's, Inc.                              1,543,300.00         1.22
    193,100.000       Interpublic Group Cos., Inc.                  3,012,360.00         2.38
    110,000.000       Interstate Bakeries Corporation               1,565,300.00         1.23
    300,000.000       Kraft Foods Inc.                              9,666,000.00         7.62
    120,000.000       Lancaster Colony Corp.                        5,419,200.00         4.27
    670,000.000       Liberty Media Corp.                           7,966,300.00         6.28
     20,000.000       MBIA, Inc.                                    1,184,600.00         0.93
     30,000.000       MGIC Investment Corp.                         1,708,200.00         1.35
     35,000.000       Saucony, Inc., Class B                          606,550.00         0.48

===============                                                   ===========================
  3,028,100.000    Total for Category: COM. STOCKS DOMESTIC        70,374,760.00        55.49

COM. STOCKS FOREIGN
===================



     85,000.000       Henkel KGaA Limited Partnership               6,249,557.00         4.93
    360,000.000       Tyco International Ltd.                       9,540,000.00         7.52
     40,000.000       Unilever N V NY Shares                        2,596,000.00         2.05

===============                                                   ===========================
    485,000.000    Total for Category: COM. STOCKS FOREIGN         18,385,557.00        14.50

CONV. PREFERRED
===============



          0.004       Franklin Covey Preferred Stock                        0.28         0.00

================                                                   ==========================
          0.004    Total for Category: CONV. PREFERRED                      0.28         0.00

COMMERCIAL PAPER
================



  6,200,000.000       AMERICAN EXPRESS CP                           6,200,000.00         4.89
1.02% - 01/06/2004
  6,200,000.000       GALAXY FUNDING, INC.                          6,200,000.00         4.89
0.80% - 01/2/04
  6,200,000.000       GE CAPITAL DISC CP                            6,199,138.88         4.89
1.00% - 01/06/2004
  6,200,000.000       San Paolo Disc CP                             6,199,138.88         4.89
1.00%-01/06/2004

===============                                                   ===========================
 24,800,000.000    Total for Category: COMMERCIAL PAPER             4,798,277.76        19.55

CORP. BONDS DOMESTIC
====================



 11,000,000.000       Fleming Cos. Inc                              2,475,000.00         1.95
10.125% due 4-1-08

===============                                                    ==========================
 11,000,000.000    Total for Category: CORP. BONDS DOMESTIC         2,475,000.00         1.95

DEMAND NOTES
============



  1,411,217.910       US BANK DN                                    1,411,217.91         1.11

===============                                                     =========================
  1,411,217.910    Total for Category: DEMAND NOTES                 1,411,217.91         1.11

GOVERNMENT AGENCY
=================



  6,200,000.000       FHLB Discount Note                            6,199,922.50         4.89
 0.50% 01/02/04

===============                                                     =========================
  6,200,000.000    Total for Category:    GOVERNMENT AGENCY         6,199,922.50         4.89

PUT OPTION
==========



        250.000       Omnicom Group                                   392,500.00         0.31
Jan 05 100 PUT

===============                                                      ========================
        250.000    Total for Category: PUT OPTION                     392,500.00         0.31

REAL ESTATE INV TRST
====================



    150,000.000       Trizec Properties, Inc.                       2,310,000.00         1.82

================                                                  ===========================
    150,000.000    Total for Category: REAL ESTATE INV TRST         2,310,000.00         1.82
 47,074,567.914    TOTAL Portfolio                                126,347,235.45        99.63
===============                                                   ===========================

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